RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH
15. RESTRICTED CASH

As at	December 31, 2018	December 31, 2017
Cash collateral relating to rehabilitation performance guarantees	$20,631	$20,414
Other restricted cash	1,559	1,779
	$22,190	$22,193

Cash collateral related to rehabilitation performance guarantees includes $20,631 (A$29,268) for performance guarantees provided by the Company to the State of Victoria and Northern Territory governments relating to the future reclamation and rehabilitation of the Company’s mine sites and exploration tenements in Australia.